Submission	Jan. 16, 2026
Submission [Line Items]
Central Index Key	0001494728
Registrant Name	Sprott Physical Silver Trust
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A